Goldman Sachs Access Treasury 0-1 Year ETF Expense Example - Goldman Sachs Access Treasury 0-1 Year ETF - Goldman Sachs Access Treasury 0-1 Year ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	43
Expense Example, with Redemption, 5 Years	77
Expense Example, with Redemption, 10 Years	$ 177